SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Goodwill
Equity method investment, impairment	¥ 0		¥ 0	¥ 0
Extended warranty service expense	7,702,000		676,000	0
Accrued warranty liability
Balance as of the beginning of the year	13,932,000		10,042,000	7,457,000
Warranty provision	8,467,000		10,766,000	8,752,000
Consumption	(4,705,000)		(6,876,000)	(6,167,000)
Balance as of the end of the year	¥ 17,694,000	$ 2,565	13,932,000	10,042,000
Minimum
Goodwill
Period for extended warranty	1 year	1 year
Maximum
Goodwill
Period for extended warranty	2 years	2 years
Oxigraf Inc.
Goodwill
Percentage of equity interest acquired	100.00%	100.00%
Impairment on goodwill	¥ 0		¥ 0	¥ 0